Financial Instruments - Credit Risk - Trade receivables net of the bad debt provision by ageing (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Third party trade receivables	€ 692,864	€ 643,842
Gross carrying amount
Credit risk
Third party trade receivables	724,440	676,133
Provision
Credit risk
Third party trade receivables	€ (31,576)	€ (32,291)
Not matured
Credit risk
ECL Rate	0.19%	0.19%
Third party trade receivables	€ 524,136	€ 550,083
Not matured | Gross carrying amount
Credit risk
Third party trade receivables	524,696	550,131
Not matured | Provision
Credit risk
Third party trade receivables	€ (560)	€ (48)
Past due 0-30 days
Credit risk
ECL Rate	0.19%	0.19%
Third party trade receivables	€ 106,077	€ 44,354
Past due 0-30 days | Gross carrying amount
Credit risk
Third party trade receivables	106,323	44,779
Past due 0-30 days | Provision
Credit risk
Third party trade receivables	€ (246)	€ (425)
Past due 31-60 days
Credit risk
ECL Rate	0.62%	0.62%
Third party trade receivables	€ 19,309	€ 15,837
Past due 31-60 days | Gross carrying amount
Credit risk
Third party trade receivables	19,428	16,000
Past due 31-60 days | Provision
Credit risk
Third party trade receivables	€ (119)	€ (163)
Past due 61-90 days
Credit risk
ECL Rate	2.03%	2.03%
Third party trade receivables	€ 6,278	€ 5,896
Past due 61-90 days | Gross carrying amount
Credit risk
Third party trade receivables	6,398	6,029
Past due 61-90 days | Provision
Credit risk
Third party trade receivables	€ (120)	€ (133)
Past due 91-180 days
Credit risk
ECL Rate	3.01%	3.01%
Third party trade receivables	€ 9,004	€ 17,112
Past due 91-180 days | Gross carrying amount
Credit risk
Third party trade receivables	9,283	17,407
Past due 91-180 days | Provision
Credit risk
Third party trade receivables	€ (279)	€ (295)
Past due 181-365 days
Credit risk
ECL Rate	8.52%	8.52%
Third party trade receivables	€ 6,176	€ 10,560
Past due 181-365 days | Gross carrying amount
Credit risk
Third party trade receivables	6,749	10,747
Past due 181-365 days | Provision
Credit risk
Third party trade receivables	€ (573)	€ (187)
More than one year
Credit risk
ECL Rate	100.00%	100.00%
Third party trade receivables	€ 21,884
More than one year | Gross carrying amount
Credit risk
Third party trade receivables	25,985	€ 9,994
More than one year | Provision
Credit risk
Third party trade receivables	(4,101)	(9,994)
Customers with objective evidence of impairment | Gross carrying amount
Credit risk
Third party trade receivables	25,578	21,046
Customers with objective evidence of impairment | Provision
Credit risk
Third party trade receivables	€ (25,578)	€ (21,046)